Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated deficit
Beginning Balance at Mar. 19, 2013	$ 0	$ 0	$ 0	$ 0
Beginning Balance (in shares) at Mar. 19, 2013		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	(6,307)			(6,307)
Shares issued upon formation		1,500
Stock Issued During Period, Value, New Issues	282,881	313	282,568
Stock Issued During Period, Shares, New Issues		31,300,000
Norwegian Private Placements In Shares		97,240,411
Norwegian Private Placements	824,279	972	823,307
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		4,862,020
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	49	(49)
Share-based Compensation	3,359
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	3,359
Additional Paid in Capital	1,109,185
Ending Balance at Dec. 31, 2013	1,104,212	1,334	1,109,185	(6,307)
Ending Balance (in Shares) at Dec. 31, 2013	133,403,931	133,403,931
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	(116,565)			(116,565)
Shares issued private placement		40,000,000
Stock issued during the period private placement	145,627	400	145,227
Stock Issued During Period, Value, New Issues	42,345	47	42,298
Stock Issued During Period, Shares, New Issues		4,695,000
Stock Issued During Period, Value, Issued for Services	500	1	499
Stock Issued During Period, Shares, Issued for Services		52,394
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		2,148,370
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	21	(21)
Share-based Compensation	23,869		23,869
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	23,869
Additional Paid in Capital	1,321,057		1,321,057
Ending Balance at Dec. 31, 2014	$ 1,199,988	$ 1,803		$ (122,872)
Ending Balance (in Shares) at Dec. 31, 2014	180,299,695	180,299,695